                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7676

                    Van Kampen Municipal Opportunity Trust II
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

             (Address of principal executive offices)  (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/05

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST II

PORTFOLIO OF INVESTMENTS JANUARY 31, 2005 (UNAUDITED)




PAR
AMOUNT
(000)     DESCRIPTION                                                             COUPON         MATURITY               VALUE
          MUNICIPAL BONDS    161.8%
          ALABAMA    1.8%
$ 1,000   Birmingham Baptist Med Ctr AL Baptist Hlth Sys Ser A                     5.875 %       11/15/24          $      1,066,150
  1,090   Lee Cnty, AL Sch Wts Ltd Oblig (MBIA Insd) (a)                           5.000         02/01/17                 1,184,917
  1,000   Valley, AL Spl Care Fac Fin Auth Rev Lanier Mem Hosp Ser A               5.600         11/01/16                 1,014,250
                                                                                                                   -----------------
                                                                                                                          3,265,317
                                                                                                                   -----------------

          ARIZONA    6.2%
  5,000   Arizona Sch Fac Brd Ctf Ser B (FGIC Insd)                                5.250         09/01/18                 5,541,300
  2,235   Arizona Tourism & Sports Auth Tax Rev Multipurpose Stad Fac
          Ser A (MBIA Insd)                                                        5.375         07/01/21                 2,510,777
  2,685   South Campus Group LLC AZ Std Hsg Rev AZ St Univ South Campus
          Proj (MBIA Insd)                                                         5.625         09/01/35                 3,028,358
                                                                                                                   -----------------
                                                                                                                         11,080,435
                                                                                                                   -----------------

          CALIFORNIA    22.6%
  7,195   Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec Sub Pub Impt Proj
          Ser C (FSA Insd)                                                           *           09/01/21                 3,332,724
  1,300   Anaheim, CA Pub Fin Auth Lease Rev Pub Impt Proj Ser C (FSA Insd)        6.000         09/01/16                 1,568,515
  2,000   California St Dept Wtr Res Pwr Ser A                                     6.000         05/01/15                 2,328,960
  2,345   California St Dept Wtr Res Pwr Supply Rev Ser A (XLCA Insd)              5.375         05/01/17                 2,616,152
  2,500   California St Pub Wks Brd Lease Rev Dept of Mental Hlth Coalinga
          Ser A                                                                    5.000         06/01/24                 2,614,625
  4,600   California St Pub Wks Brd Lease Rev Var Univ CA Proj Ser A
          Rfdg (b)                                                                 5.500         06/01/10                 5,100,250
  5,905   California St Pub Wks Brd Lease Rev Var Univ CA Proj Ser A Rfdg          5.500         06/01/14                 6,657,120
  5,000   Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg
          (MBIA Insd)                                                                *           01/15/18                 2,597,050
  2,000   Foothill/Eastern Corridor Agy CA Toll Rd Rev Sr Lien Ser A
          (Prerefunded @ 01/01/07)                                                 6.500         01/01/32                 2,157,160
  5,000   Los Angeles, CA Uni Sch Dist Ser A (FSA Insd)                            5.250         07/01/20                 5,550,600
  2,465   Los Angeles, CA Uni Sch Dist Ser B (FGIC Insd)                           5.000         07/01/23                 2,638,684
  3,070   Washington, CA Uni Sch Dist Yolo Cnty Ser A (FGIC Insd) (a)              5.250         08/01/20                 3,409,603
                                                                                                                   -----------------
                                                                                                                         40,571,443
                                                                                                                   -----------------

          COLORADO    10.1%
  1,000   Arapahoe Cnty, CO Cap Impt Tr Fd Hwy Rev E-470 Proj (Prerefunded
          @ 08/31/05) (c)                                                          7.000         08/31/26                 1,058,100
  7,500   Arapahoe Cnty, CO Cap Impt Tr Fd Hwy Rev E-470 Proj Ser C
          (Prerefunded @ 08/31/05)                                                   *           08/31/26                 1,546,200
  1,945   Colorado Ed & Cultural Impt Charter Sch Pinnacle Rfdg (XLCA Insd)        5.250         06/01/23                 2,115,032
  1,000   Colorado Hlth Fac Auth Rev Catholic Hlth Initiatives Ser A
          (Escrowed to Maturity)                                                   5.500         03/01/32                 1,130,620
  1,250   Colorado Hlth Fac Auth Rev Hosp Portercare Adventist Hlth                6.500         11/15/31                 1,388,962
  1,500   Denver, CO City & Cnty Arpt Rev Ser D (AMT)                              7.750         11/15/13                 1,814,460



  3,515   E-470 Pub Hwy Auth CO Rev Cap Apprec Sr Ser B (MBIA Insd)                  *           09/01/13                 2,507,706
  6,160   E-470 Pub Hwy Auth CO Rev Sr Ser A (MBIA Insd)                           5.000         09/01/21                 6,507,178
                                                                                                                   -----------------
                                                                                                                         18,068,258
                                                                                                                   -----------------

          FLORIDA    3.0%
  5,000   Osceola Cnty, FL Trans Rev Osceola Pkwy Proj & Rfdg (MBIA Insd)          5.000         04/01/22                 5,398,200
                                                                                                                   -----------------

          GEORGIA    3.6%
  5,000   Clayton Cnty & Clayton Cnty GA Wtr Auth Wtr & Swr Rev                    5.000         05/01/20                 5,476,700
  1,000   Richmond Cnty, GA Dev Auth ASU Jaguar Student Hsg LLC Ser A              5.250         02/01/35                 1,028,230
                                                                                                                   -----------------
                                                                                                                          6,504,930
                                                                                                                   -----------------

          ILLINOIS    17.4%
  3,750   Bolingbrook, IL Cap Apprec Ser B (MBIA Insd)                               *           01/01/32                   876,300
  3,365   Chicago, IL Cap Apprec (Prerefunded @ 07/01/05) (AMBAC Insd)               *           01/01/17                 1,605,946
    335   Chicago, IL Single Family Mtg Rev Ser A (AMT) (GNMA Collateralized)      7.000         09/01/27                   336,531
     50   Chicago, IL Single Family Mtg Rev Ser B (AMT) (GNMA Collateralized)      7.625         09/01/27                    50,213
  3,345   Cook Cnty, IL Sch Dist No 100 Berwyn South Ser D (FSA Insd)              5.500         12/01/23                 3,803,365
  2,540   Cook Cnty, IL Sch Dist No 122 Oak Lawn Cap Apprec (FGIC Insd) (a)          *           12/01/15                 1,607,312
  4,500   Cook Cnty, IL Ser A (FGIC Insd)                                          5.500         11/15/31                 4,991,535
  1,000   Illinois Dev Fin Auth Rev Cmnty Rehab Providers Fac Ser A                7.375         07/01/25                 1,089,980
  2,500   Illinois Fin Auth Rev Northwestern Mem Hosp Ser A                        5.500         08/15/43                 2,677,475
  1,325   Illinois Fin Auth Student Hsg MJH Rev Ed Assistance IV-Sr Ser A          5.125         06/01/35                 1,315,221
  8,000   Illinois St First Ser (FSA Insd)                                         5.250         12/01/19                 8,875,200
  3,400   Illinois St First Ser (FSA Insd)                                         5.250         04/01/27                 3,684,614
    300   Peoria, Moline & Freeport, IL Coll Mtg Ser A (AMT) (GNMA
          Collateralized)                                                          7.600         04/01/27                   301,332
                                                                                                                   -----------------
                                                                                                                         31,215,024
                                                                                                                   -----------------

          INDIANA    9.2%
  2,805   Dekalb Eastn High Sch Bldg Corp Ind First Mtg (FSA Insd)                 6.000         01/15/18                 3,243,926
  4,000   East Chicago, IN Elementary Sch Bldg Corp First Mtg Ser A                6.250         07/05/08                 4,385,880
  3,000   Indiana Hlth Fac Fin Auth Hosp Rev Columbus Regl Hosp Rfdg
          (FSA Insd)                                                               7.000         08/15/15                 3,687,150
  2,000   Petersburg, IN Pollutn Ctl Rev IN Pwr & Lt (AMT)                         5.950         12/01/29                 2,048,620
  2,850   Southwest Parke Cmnty Sch Bldg First Mtg (FGIC Insd) (a)                 5.250         07/15/21                 3,160,108
                                                                                                                   -----------------
                                                                                                                         16,525,684
                                                                                                                   -----------------

          LOUISIANA    8.0%
  2,500   Louisiana Loc Govt Envir Fac Pkg Fac Corp Garage Proj Ser A
          (AMBAC Insd)                                                             5.375         10/01/31                 2,717,875
  6,000   New Orleans, LA Rfdg (MBIA Insd)                                         5.125         09/01/21                 6,560,700
  2,000   New Orleans, LA Rfdg (FGIC Insd)                                         5.500         12/01/21                 2,366,180
  2,800   Saint Charles Parish, LA Solid Waste Disp Rev LA Pwr & Lt Co Proj
          (AMT) (FSA Insd) (b)                                                     7.050         04/01/22                 2,809,576
                                                                                                                   -----------------
                                                                                                                         14,454,331
                                                                                                                   -----------------

          MASSACHUSETTS    3.6%


  2,000   Massachusetts Muni Whsl Elec Co Proj No 6-A (MBIA Insd)                  5.250         07/01/16                 2,209,300
  1,000   Massachusetts St Hlth & Ed Fac Auth Rev Saint Mem Med Ctr Ser A          6.000         10/01/23                 1,006,840
  2,995   Massachusetts St Wtr Pollutn Abatement Tr Pool Pgm Bds Ser 10            5.000         08/01/21                 3,260,656
                                                                                                                   -----------------
                                                                                                                          6,476,796
                                                                                                                   -----------------

          MICHIGAN    2.7%
  3,000   Detroit, MI City Sch Dist Sch Bldg & Site Impt Ser A (FGIC Insd)         5.375         05/01/24                 3,360,630
  1,495   Michigan St Hsg Dev Auth Multi-Family Rev Ltd Oblig Ser A Rfdg
          (GNMA Collateralized)                                                    6.600         04/01/30                 1,528,398
                                                                                                                   -----------------
                                                                                                                          4,889,028
                                                                                                                   -----------------

          MINNESOTA    0.6%
  1,065   Duluth, MN Econ Dev Auth Hlthcare Fac Rev Benedictine Hlth Sys
          Saint Marys                                                              5.250         02/15/33                 1,098,611
                                                                                                                   -----------------

          MISSISSIPPI    4.8%
  2,000   Mississippi Business Fin Corp MS Pollutn Ctl Rev Sys Energy Res
          Inc Proj Rfdg                                                            5.900         05/01/22                 2,020,160
  1,900   Mississippi Dev Bk Spl Oblig Cap Proj & Equip Acquisition Ser A2         5.000         07/01/24                 2,088,366
          (AMBAC Insd)
  1,550   Mississippi Dev Bk Spl Oblig Madison Cnty Hosp Proj (Prerefunded
          @ 07/01/09)                                                              6.400         07/01/29                 1,798,170
  2,595   Mississippi Dev Bk Spl Oblig MS Ltd Oblig Hosp Impts (MBIA Insd) (a)     5.250         07/01/32                 2,755,215
                                                                                                                   -----------------
                                                                                                                          8,661,911
                                                                                                                   -----------------

          MISSOURI    7.7%
  2,000   Cape Girardeau Cnty, MO Indl Dev Auth Hlthcare Fac Rev Southeast
          MO Hosp Assoc                                                            5.625         06/01/27                 2,066,260
  1,250   Cole Cnty, MO Indl Dev Auth Sr Living Fac Rev Lutheran Sr Svcs
          Heisinger Proj                                                           5.500         02/01/35                 1,304,063
  1,500   Saint Louis Cnty, MO Mtg Rev Ctf Rcpt Ser H (AMT) (Escrowed
          to Maturity)                                                             5.400         07/01/18                 1,702,140
  5,855   Saint Louis, MO Arpt Rev Arpt Dev Pgm Ser A (MBIA Insd)                  5.250         07/01/31                 6,195,761
  2,380   Saint Louis, MO Arpt Rev Cap Impt Pgm Ser A (MBIA Insd) (a)              5.375         07/01/19                 2,645,061
                                                                                                                   -----------------
                                                                                                                         13,913,285
                                                                                                                   -----------------

          NEBRASKA    2.5%
  4,260   University NE Univ Rev Lincoln Student Fees & Fac Ser B                  5.000         07/01/23                 4,549,169
                                                                                                                   -----------------

          NEW JERSEY    6.4%
  1,000   New Jersey Econ Dev Auth Rev Cigarette Tax                               5.500         06/15/31                 1,041,160
  5,000   New Jersey Econ Dev Auth Rev Sch Fac Constr Ser I                        5.000         09/01/23                 5,316,800
  1,000   New Jersey Hlthcare Fac Fin Auth Rev Gen Hosp Ctr at Passaic
          (Escrowed to Maturity) (FSA Insd)                                        6.000         07/01/06                 1,031,470
  4,000   Salem Cnty, NJ Indl Pollutn Ctl Fin Auth Rev Pollutn Ctl Pub Svc
          Elec & Gas Ser A (AMT) (MBIA Insd)                                       5.450         02/01/32                 4,042,480
                                                                                                                   -----------------
                                                                                                                         11,431,910
                                                                                                                   -----------------

          NEW YORK    7.9%
  3,250   New York City Hlth & Hosp Corp Rev Hlth Sys Ser A (AMBAC Insd)           5.000         02/15/11                 3,572,270
  5,000   New York City Ser A1 (Prerefunded @ 08/01/05)                            6.375         08/01/10                 5,156,550



  1,520   New York St Dorm Auth Rev Insd John T Mather Mem Hosp (Connie
          Lee Insd) (a)                                                            6.500         07/01/09                 1,740,172
    500   New York St Energy Res & Dev Auth St Service Contract Rev Ser B          5.500         04/01/05                   502,780
  3,000   New York City Muni Wtr Fin Auth Wtr & Sew Sys Rev Ser A (AMBAC Insd)     5.000         06/15/35                 3,127,980
                                                                                                                   -----------------
                                                                                                                         14,099,752
                                                                                                                   -----------------

          OHIO    1.8%
  1,000   Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc Proj                           7.500         01/01/30                 1,132,570
  1,040   Lorain Cnty, OH Hosp Rev EMH Regl Med Ctr Rfdg (AMBAC Insd)              7.750         11/01/13                 1,101,090
    950   Strongsville, OH (Prerefunded @ 12/01/06)                                6.700         12/01/11                 1,041,495
                                                                                                                   -----------------
                                                                                                                          3,275,155
                                                                                                                   -----------------

          OKLAHOMA    2.4%
  1,000   Tulsa Cnty, OK Pub Fac Auth Cap Impt Rev (AMBAC Insd)                    6.250         11/01/22                 1,162,950
  2,960   Tulsa, OK Indl Auth Hosp Rev Hillcrest Med Ctr Proj Rfdg
          (Escrowed to Maturity) (Connie Lee Insd) (a)                             6.250         06/01/07                 3,207,486
                                                                                                                   -----------------
                                                                                                                          4,370,436
                                                                                                                   -----------------

          OREGON    2.7%
    820   Oregon St Vets Welfare Ser 76A                                           6.050         10/01/28                   824,313
  3,580   Yamhill Cnty, OR Sch Dist No 029J Newburg (MBIA Insd)                    5.250         06/15/21                 3,954,719
                                                                                                                   -----------------
                                                                                                                          4,779,032
                                                                                                                   -----------------

          PENNSYLVANIA    3.8%
  4,680   Erie, PA Sch Dist Cap Apprec Rfdg (FSA Insd)                               *           09/01/20                 2,314,400
  1,500   Harrisburg, PA Auth Res Gtd Sub Ser D-2 (FSA Insd) (c)                   5.000         12/01/33                 1,643,595
  1,500   Pennsylvania Econ Dev Fin Auth Res Recovery Rev Colver Proj Ser D
          (AMT)                                                                    7.050         12/01/10                 1,534,635
  1,315   State Pub Sch Bldg Auth PA Sch Rev Burgettstown Sch Dist Ser D
          (Prerefunded @ 02/01/05) (MBIA Insd) (a)                                 6.450         02/01/10                 1,315,000
                                                                                                                   -----------------
                                                                                                                          6,807,630
                                                                                                                   -----------------

          RHODE ISLAND    2.2%
  3,775   Rhode Island St Econ Dev Corp Arpt Rev Ser A Rfdg (AMT) (FSA Insd)       5.000         07/01/17                 4,024,414
                                                                                                                   -----------------

          SOUTH CAROLINA    4.1%
  3,115   Greenville, SC Impt & Rfdg (MBIA Insd) (a)                               5.250         04/01/21                 3,438,244
  3,750   South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj Ser B
          (AMT) (AMBAC Insd)                                                       5.450         11/01/32                 3,992,775
                                                                                                                   -----------------
                                                                                                                          7,431,019
                                                                                                                   -----------------

          SOUTH DAKOTA    0.8%
  1,375   Deadwood, SD Ctf Partn (ACA Insd)                                        6.375         11/01/20                 1,484,038
                                                                                                                   -----------------

          TENNESSEE    0.9%
  1,300   Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Ser A Rfdg
          (MBIA Insd)                                                              7.500         07/01/25                 1,652,898
                                                                                                                   -----------------

          TEXAS    9.1%
  2,335   Beaumont, TX Wtrwks & Swr Sys (FGIC Insd)                                6.250         09/01/14                 2,697,976
  2,000   Brazos Cnty, TX Hlth Fac Dev Oblig Grp                                   5.375         01/01/32                 2,060,600
  1,190   Brazos River Auth TX Pollutn Ctl Rev TXU Elec Co Proj Ser C Rfdg
          (AMT) (c)                                                                5.750         05/01/36                 1,287,402


  5,000   Houston, TX Util Sys Rev Comb First Lien Ser A (FSA Insd)                5.250         05/15/20                 5,552,350
  1,000   Mesquite, TX Hlth Fac Dev Corp Retirement Fac Christian Care Ctr
          Ser A                                                                    7.625         02/15/28                 1,053,440
  1,500   Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj           7.250         01/01/31                 1,504,005
  2,000   Texas St Wtr Fin Assistance                                              5.500         08/01/35                 2,178,240
                                                                                                                   -----------------
                                                                                                                         16,334,013
                                                                                                                   -----------------

          UTAH    0.0%
     50   Utah St Hsg Fin Agy Single Family Mtg Sr Issue Ser B-2 (AMT)
          (FHA/VA Gtd)                                                             6.500         07/01/15                    50,133
                                                                                                                   -----------------

          VIRGINIA    4.0%
  2,000   Fairfax Cnty, VA Ctf Partn                                               5.300         04/15/23                 2,183,680
  1,500   Henrico Cnty, VA Indl Dev Auth Pub Fac Lease Rev Henrico Cnty Regl
          Jail Proj (Prerefunded @ 08/01/05)                                       6.500         08/01/10                 1,562,820
  1,380   Richmond, VA Indl Dev Auth Govt Fac Rev Bonds (AMBAC Insd) (a)           5.000         07/15/14                 1,537,513
  1,715   Richmond, VA Indl Dev Auth Govt Fac Rev Bonds (AMBAC Insd) (a)           5.000         07/15/17                 1,916,770
                                                                                                                   -----------------
                                                                                                                          7,200,783
                                                                                                                   -----------------

          WASHINGTON    2.2%
    700   Quinault Indian Nation, WA Quinault Beach Ser A Rfdg & Impt (ACA Insd)   5.800         12/01/15                   749,497
  3,000   Spokane, WA Pub Fac Dist Hotel Motel & Sales Use Tax (MBIA Insd)         5.250         09/01/33                 3,197,220
                                                                                                                   -----------------
                                                                                                                          3,946,717
                                                                                                                   -----------------

          WEST VIRGINIA    2.5%
    500   Harrison Cnty, WV Cnty Cmnty Solid Waste Disp Rev West PA Pwr Co
          Ser C (AMT) (AMBAC Insd)                                                 6.750         08/01/24                   511,600
  3,750   West Virginia Univ Rev Impt Univ Proj Ser C (FGIC Insd)                  5.000         10/01/34                 3,923,888
                                                                                                                   -----------------
                                                                                                                          4,435,488
                                                                                                                   -----------------

          WISCONSIN    1.5%
  2,490   Wisconsin St Hlth & Ed Fac Auth Rev Bellin Mem Hosp (AMBAC Insd)         6.625         02/15/08                 2,679,663
                                                                                                                   -----------------

          PUERTO RICO    5.7%
  8,000   Puerto Rico Comwlth Hwy & Trans Auth Hwy Rev Ser Y Rfdg (FSA Insd)       6.250         07/01/21                10,223,760
                                                                                                                   -----------------

 TOTAL LONG-TERM INVESTMENTS    161.8%
    (Cost $269,833,178)                                                                                                 290,899,263

 TOTAL SHORT-TERM INVESTMENTS    0.5%
    (Cost $800,000)                                                                                                         800,000
                                                                                                                   -----------------

 TOTAL INVESTMENTS    162.3%
    (Cost $270,633,178)                                                                                                 291,699,263

 OTHER ASSETS IN EXCESS OF LIABILITIES    1.7%                                                                            3,069,816

 PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (64.0%)                                                         (115,020,637)
                                                                                                                   -----------------

 NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                                      $179,748,442
                                                                                                                   =================

                Percentages are calculated as a percentage of net assets applicable to common shares.


*               Zero coupon bond

(a)             The Trust owns 100% of the bond issuance.

(b) All or a portion of these securities have been physically segregated in connection with open futures contracts.

(c) Security converts to a fixed coupon rate at a predetermined date.


 ACA          - American Capital Access
 AMBAC        - AMBAC Indemnity Corp.
 AMT          - Alternative Minimum Tax
 Connie Lee   - Connie Lee Insurance Co.
 FGIC         - Financial Guaranty Insurance Co.
 FHA/VA       - Federal Housing Administration/Department of Veterans Affairs
 FSA          - Financial Security Assurance Inc.
 GNMA         - Government National Mortgage Association
 MBIA         - Municipal Bond Investors Assurance Corp.
 XLCA         - XL Capital Assurance Inc.





 Futures contracts outstanding as of January 31, 2005:

                                                                                                           UNREALIZED
                                                                                                          APPRECIATION/
                                                                                   CONTRACTS              DEPRECIATION
                                                                                   -----------------------------------
 SHORT CONTRACTS:
 U.S. Treasury Notes 10-Year Futures March 2005 (Current Notional Value of
 $112,266 per contract)                                                                114                  ($155,425)
 U.S. Treasury Notes 5-Year Futures March 2005 (Current Notional Value of
 $109,250 per contract)                                                                538                   (216,510)
                                                                                   -----------------------------------
                                                                                       652                  ($371,935)
                                                                                   ===================================


Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Municipal Opportunity Trust II

By: /s/ Ronald E. Robison
   ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
   ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2005

By: /s/ James W. Garrett
   ---------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: March 22, 2005